Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 211	$ 205
Derivative Liabilities, Total	(69)	(235)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	107	112
Derivative Liabilities, Total	(35)	(190)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	61	75
Derivative Liabilities, Total	(29)	(178)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	30	37
Derivative Liabilities, Total	(6)	(12)
Derivatives Designated as Hedging Instruments [Member] | Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	16
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	104	93
Derivative Liabilities, Total	(34)	(45)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	100	86
Derivative Liabilities, Total	(30)	(37)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	4	7
Derivative Liabilities, Total	$ (4)	$ (8)